PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Tabular Disclosure (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and gas properties
Oil and gas properties, cost	$ 15,088,724	$ 14,773,082
Oil and gas properties, accumulated depletion, depreciation, and impairment	(13,541,362)	(13,479,141)
Oil and natural gas properties, net book value	1,547,362	1,293,941
Other capital assets
Other capital assets, cost	125,265	115,510
Other capital assets, accumulated depletion, depreciation, and impairment	(105,021)	(102,380)
Other capital assets, net book value	20,244	13,130
Property, plant and equipment
Total PP&E, cost	15,213,989	14,888,592
Total PP&E, accumulated depletion, depreciation, and impairment	(13,646,383)	(13,581,521)
Property, plant and equipment	$ 1,567,606	$ 1,307,071	$ 900,031